Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock, Common [Member] CNY (¥) shares	AOCI Attributable to Parent [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2021	¥ 103	¥ 5,694,733	¥ (324,171)	¥ (16,769)	¥ 610,403	¥ 4,690,951	¥ 54,360		¥ 10,709,610
Balance, shares at Dec. 31, 2021 | shares	1,550,071,169
Treasury stock, shares at Dec. 31, 2021 | shares			(116,279,765)
Repurchase of ordinary shares			¥ (343,817)						(343,817)
Repurchase of ordinary shares, shares | shares			(59,088,885)
Share-based compensation		89,030							89,030
Exercise of share-based compensation plans		(91,060)	¥ 99,393						8,333
Exercise of share-based compensation plans, shares | shares			38,494,250
Net profit						2,266,382	14,874		2,281,256
Dividends paid to shareholders						(372,483)			(372,483)
Foreign currency translation adjustment				69,006					69,006
Appropriation to statutory reserve					87,998	(87,998)
Capital injection from non-controlling interest							3,554		3,554
Balance at Dec. 31, 2022	¥ 103	5,692,703	¥ (568,595)	52,237	698,401	6,496,852	72,788		12,444,489
Balance, shares at Dec. 31, 2022 | shares	1,550,071,169
Treasury stock, shares at Dec. 31, 2022 | shares			(136,874,400)
Repurchase of ordinary shares			¥ (691,464)						(691,464)
Repurchase of ordinary shares, shares | shares			(107,601,530)
Share-based compensation		116,407							116,407
Exercise of share-based compensation plans		(60,376)	¥ 60,376
Exercise of share-based compensation plans, shares | shares			20,799,700
Net profit						2,340,835	42,650		2,383,485
Dividends paid to shareholders						(416,463)	(13,890)		(430,353)
Foreign currency translation adjustment				27,769					27,769
Appropriation to statutory reserve					64,071	(64,071)
Capital reduction by non-controlling interest							20,565		20,565
Balance at Dec. 31, 2023	¥ 103	5,748,734	¥ (1,199,683)	80,006	762,472	8,357,153	122,113		¥ 13,870,898
Balance, shares at Dec. 31, 2023 | shares	1,550,071,169
Treasury stock, shares at Dec. 31, 2023 | shares			(223,676,230)					223,676,230	223,676,230
Repurchase of ordinary shares			¥ (643,208)						¥ (643,208)
Repurchase of ordinary shares, shares | shares			(88,949,555)
Share-based compensation		144,052							144,052
Exercise of share-based compensation plans		(77,349)	¥ 77,349
Exercise of share-based compensation plans, shares | shares			28,805,340
Net profit						2,383,146	4,699	$ 327,132	2,387,845
Dividends paid to shareholders						(441,331)			(441,331)
Foreign currency translation adjustment				12,620				1,729	12,620
Appropriation to statutory reserve					90,251	(90,251)
Capital reduction by non-controlling interest							(142)		(142)
Business Combination							222,941		222,941
Balance at Dec. 31, 2024	¥ 103	¥ 5,815,437	¥ (1,765,542)	¥ 92,626	¥ 852,723	¥ 10,208,717	¥ 349,611	$ 2,130,845	¥ 15,553,675
Balance, shares at Dec. 31, 2024 | shares	1,550,071,169
Treasury stock, shares at Dec. 31, 2024 | shares			(283,820,445)					283,820,445	283,820,445